Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 14,525,075	$ 13,789,971
Less accumulated depreciation	(9,190,327)	(8,696,824)
Property, plant and equipment, net, total	5,334,748	5,093,147
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	654,786	639,878
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,283,182	1,249,350
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,101,840	10,937,416
Proved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	557,383	556,507
Leasehold Interest in Unproved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	165,000	165,000
Construction in Process and Equipment Deposits [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 762,884	$ 241,820